Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments for Non-cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2011 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US$)

2012	4,656,953	12,310,520	16,967,473	2,695,860
2013	3,170,626	—	3,170,626	503,762
2014	1,498,958	—	1,498,958	238,160

Total	9,326,537	12,310,520	21,637,057	3,437,782